Share-based Compensation - Schedule of share-based compensation cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation cost
Share-based compensation	¥ 3,242,810	¥ 3,174,160	¥ 3,041,492
Cost of revenues
Share-based compensation cost
Share-based compensation	823,765	758,413	833,389
Selling and marketing expenses
Share-based compensation cost
Share-based compensation	132,801	120,171	118,611
General and administrative expenses
Share-based compensation cost
Share-based compensation	1,119,018	1,214,995	1,105,547
Research and development expenses
Share-based compensation cost
Share-based compensation	¥ 1,167,226	¥ 1,080,581	¥ 983,945